FINANCIAL INSTRUMENTS (Schedule of maturity profile of non-derivatives financial instruments) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	₪ 87,905	₪ 58,464
Financial instruments which do not bear interest	168,671	176,651
Non derivatives financial instruments	256,576	235,115
1 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	608	272
Financial instruments which do not bear interest	168,671	176,651
Non derivatives financial instruments	169,279	176,923
1-3 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	728	1,683
Financial instruments which do not bear interest
Non derivatives financial instruments	728	1,683
4-12 Month [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	3,471	2,583
Financial instruments which do not bear interest
Non derivatives financial instruments	3,471	2,583
1-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	13,832	29,580
Financial instruments which do not bear interest
Non derivatives financial instruments	13,832	29,580
More then 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments which bear interest	69,266	24,346
Financial instruments which do not bear interest
Non derivatives financial instruments	₪ 69,266	₪ 24,346